UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2015

Date of reporting period:	03/31/2015

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2015

		Percent of
Shares	Common Stock - 97.63%	Net Assets	Fair Value

	Basic Materials	2.65%
20,000	Allegheny Technologies, Inc.		$600,200
12,000	Freeport-McMoRan Copper & Gold, Inc.		227,400
3,000	The Mosaic Company		138,180
5,000	Potash Corp. of Saskatchewan, Inc.		161,250
			1,127,030

	Consumer Discretionary	12.94%
27,000	Comcast Corp.		1,524,690
19,000	Lowe's Companies, Inc.		1,413,410
13,000	Viacom, Inc.		887,900
16,000	Walt Disney Co.		1,678,240
			5,504,240

	Consumer Staples	11.27%
10,000	CVS Caremark Corp.		1,032,100
12,000	General Mills, Inc.		679,200
12,500	Pepsico, Inc.		1,195,250
9,000	Procter & Gamble Co.		737,460
7,000	Wal-Mart Stores, Inc.		575,750
11,000	Whole Foods Market, Inc.		572,880
			4,792,640

	Energy	9.69%
4,000	Core Laboratories NV		417,960
10,500	Exxon Mobil Corp.		892,500
10,000	National Oilwell Varco, Inc.		499,900
16,000	Occidental Petroleum Corp.		1,168,000
5,000	Schlumberger Limited		417,200
20,000	Spectra Energy Corp.		723,400
			4,118,960

	Financials	16.52%
6	Berkshire Hathaway, Inc. - A *		1,305,000
1,000	BlackRock, Inc.		365,840
14,000	Capital One Financial Corp.		1,103,480
2,000	Goldman Sachs Group, Inc.		375,940
16,000	JPMorgan Chase & Co.		969,280
12,000	MetLife, Inc.		606,600
13,500	Realty Income Corp.		696,600
38,000	Redwood Trust, Inc.		679,060
17,000	Wells Fargo & Company		924,800
			7,026,600

	Health Care	15.76%
15,000	Abbott Laboratories		694,950
15,000	AbbVie, Inc.		878,100
4,000	Edwards Lifesciences Corp. *		569,840
9,000	ICON Public Limited Company *		634,770
14,000	Johnson & Johnson		1,408,400
8,126	Medtronic plc		633,747
2,000	Novartis AG		197,220
9,000	United Health Group, Inc.		1,064,610
5,000	Waters Corp. *		621,600
			6,703,237

	Industrials	9.10%
3,000	3M Co.		494,850
23,000	Expeditors International of Washington, Inc.		1,108,140
60,000	General Electric Co.		1,488,600
11,500	ITT Corp.		458,965
12,000	Terex Corp.		319,080
			3,869,635

	Technology	18.51%
11,000	Apple, Inc.		$1,368,730
21,000	Cisco Systems, Inc.		578,025
9,000	eBay, Inc. *		519,120
17,000	EMC Corp.		434,520
400	Google, Inc. Class A *		221,880
700	Google, Inc. Class C *		383,600
20,000	Juniper Networks, Inc. *		451,600
23,000	Microsoft Corp.		935,065
32,000	Nuance Communications, Inc. *		459,200
18,000	Oracle Corp.		776,700
7,000	QUALCOMM, Inc.		485,380
22,000	Texas Instruments, Inc.		1,258,070
			7,871,890

	Telecommunications	1.19%
4,575	Verizon Communications, Inc.		222,482
8,636	Vodafone Group Plc		282,225
			504,707

	Other Securities - 2.16%
918,451	Goldman Sachs Financial Square Government Fund	2.16%	918,451

	Total investments in securities (cost $26,977,914)	99.79%	$42,437,390
	Cash	0.04%	18,827
	Other assets, less liabilities	0.17%	71,250
	NET ASSETS	100.00%	$42,527,467

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2015 is as follows:
	Federal tax cost of investments	$ 26,977,914

	Unrealized appreciation	$ 16,247,295
	Unrealized depreciation	$ (787,819)
	Total	$ 15,459,476

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2015:

		Level 1	Level 2	Level 3
	Common Stock	$ 41,518,939	$ -	$ -
	Other Securities	918,451	-	-
	Total	$ 42,437,390	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2015

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	31.64%
1,500,000	Federal Home Loan Bank 2.00% due 9/13/19		$1,538,538
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,306,579
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,207,037
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,050,748
2,000,000	Federal National Mortgage Assn. 1.50% due 4/24/18		2,001,396
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,180,000
2,000,000	Federal National Mortgage Assn. Step due 5/15/18		2,001,392
			12,285,690

	Mortgage Backed Securities	14.54%
2,135,219	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		2,136,607
251,531	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		265,739
61,614	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		64,727
17,282	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		18,120
15,221	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		15,959
7,842	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		8,017
434	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		435
3,390	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		3,563
277,270	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		291,457
9,495	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		9,657
11,608	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		11,920
166,881	Government National Mortgage Assn. Pool 4.50% due 5/15/18		174,292
299,957	Government National Mortgage Assn. Pool 5.00% due 11/15/33		337,112
108,455	Government National Mortgage Assn. Pool ARM due 8/20/32		112,107
129,588	Government National Mortgage Assn. Pool ARM due 8/20/34		134,435
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,061,382
			5,645,529

	Treasury Notes/Bonds/Inflation Protected Securities	28.44%
2,000,000	US Treasury Note 1.375% due 7/31/18		2,023,282
2,000,000	US Treasury Note 2.75% due 2/15/19		2,119,218
2,000,000	US Treasury Note 5.125% due 5/15/16		2,106,876
2,231,480	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,377,222
2,189,440	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,413,858
			11,040,456

	Corporate Bonds	11.05%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,120,502
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,072,525
500,000	Oracle Corp 1.2% due 10/15/17		501,626
500,000	Pfizer, Inc. 6.20% due 3/15/19		584,971
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,008,888
			4,288,512

	Student Loans	8.60%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,879,330
1,500,000	SLMA 2007-5 B-2 due 1/26/43		1,460,202
			3,339,532

	Other Securities	3.91%
1,519,067	JP Morgan U.S. Government Fund		1,519,067

	Total investments in securities (cost $36,165,201)	98.18%	$38,118,786
	Cash	1.14%	440,805
	Other assets, less liabilities	0.68%	265,486
	TOTAL NET ASSETS	100.00%	$38,825,077

The cost basis of investments for federal income tax purposes at March 31, 2015 is as follows:
	Federal tax cost of investments	$ 36,165,201

	Unrealized appreciation	$ 1,983,471
	Unrealized depreciation	(29,886)
	Total	$ 1,953,585

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2015

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 12,285,690	$ -
	Mortgage Backed Securities	-	5,645,529	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	11,040,456	-
	Corporate Bonds	-	4,288,512	-
	Student Loans	-	-	3,339,532
	Other Securities	1,519,067	-	-
	Total	$ 1,519,067	$ 33,260,187	$ 3,339,532

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/15/2015

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/15/2015